Consolidated Statements of Cash Flows - USD ($)	8 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Cash Flows from Operating Activities
Net loss		$ (27,148)	$ (16,760)
Changes in operating assets and liabilities:
Accounts payable		6,055
Net cash used in operating activities		$ (21,093)	$ (16,760)
Cash Flows from Financing Activities
Proceeds from the sale of common stock			25,300
Proceeds from loan from shareholder			2,500
Net cash proceeds from financing activity			27,800
Net increase in cash and cash equivalents		$ (21,093)	11,040
Cash and cash equivalents, beginning of period		$ 21,093	10,053
Cash and cash equivalents, end of period	$ 21,093		$ 21,093
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest
Cash paid during the period for income taxes
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Cash Flows from Operating Activities
Net loss	401,029	$ 1,172,077
Amortization	$ 1,449	3,000
Debt issuance cost		35,000
Changes in operating assets and liabilities:
Prepaid expenses		(3,000)
Accounts payable	$ 3,204	1,796
Accrued expenses		267,162
Due to related party	$ 228,255	368,987
Net cash used in operating activities	(168,122)	$ (499,131)
Cash Flows from Investing Activities
Payment for Software	(15,000)
Net cash used in Investing activities	(15,000)
Cash Flows from Financing Activities
Proceeds from the sale of common stock	$ 310,000
Proceeds from convertible secured note		$ 250,000
Proceeds from convertible unsecured notes, net of debt issuance cost		1,368,450
Net cash proceeds from financing activity	$ 310,000	1,618,450
Net increase in cash and cash equivalents	$ 126,878	1,119,319
Cash and cash equivalents, beginning of period		126,878
Cash and cash equivalents, end of period	$ 126,878	$ 1,246,197	$ 126,878
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest
Cash paid during the period for income taxes